Credit Quality - Schedule of Amortized Cost Basis Payment Status (Detail) $ in Thousands	Dec. 31, 2023 USD ($)
Current [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	$ 34,425
Current [Member] | Commercial Real Estate [Member] | Owner-Occupied [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	484
Current [Member] | Commercial Real Estate [Member] | Nonowner-Occupied [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	33,370
Current [Member] | Other Commercial [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	65
Current [Member] | Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	506
Current [Member] | Construction & Land Development [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	0
Current [Member] | Consumer [Member] | Bankcard [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	0
Current [Member] | Consumer [Member] | Other Consumer [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	0
30-89 Days Past Due [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	100
30-89 Days Past Due [Member] | Commercial Real Estate [Member] | Owner-Occupied [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	0
30-89 Days Past Due [Member] | Commercial Real Estate [Member] | Nonowner-Occupied [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	0
30-89 Days Past Due [Member] | Other Commercial [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	100
30-89 Days Past Due [Member] | Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	0
30-89 Days Past Due [Member] | Construction & Land Development [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	0
30-89 Days Past Due [Member] | Consumer [Member] | Bankcard [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	0
30-89 Days Past Due [Member] | Consumer [Member] | Other Consumer [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	0
90+ Days Past Due [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	0
90+ Days Past Due [Member] | Commercial Real Estate [Member] | Owner-Occupied [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	0
90+ Days Past Due [Member] | Commercial Real Estate [Member] | Nonowner-Occupied [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	0
90+ Days Past Due [Member] | Other Commercial [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	0
90+ Days Past Due [Member] | Residential Real Estate [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	0
90+ Days Past Due [Member] | Construction & Land Development [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	0
90+ Days Past Due [Member] | Consumer [Member] | Bankcard [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	0
90+ Days Past Due [Member] | Consumer [Member] | Other Consumer [Member]
Financing Receivable, Modifications [Line Items]
Payment Status (Amortized Cost Basis)	$ 0